RELATED-PARTY TRANSACTION	12 Months Ended
Sep. 30, 2018
RELATED-PARTY TRANSACTION
16.	RELATED-PARTY TRANSACTION

The Group had the following significant balance and transaction with a related party:

The amount due to a related party as of September 30, 2017, represented a temporarily non-interest bearing loan provided by Mr. Zhengdong Zhu, the chairman and the chief executive officer of the Group, to support the short term cash flow needs of the Company. The total amount of the loan provided was US$7,340 for the year ended September 30, 2017. The outstanding loan of US$1,648 was completely paid off as of September 30, 2018.